Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 47	$ 47	$ 53	$ 142	$ 159
Net interest (income) expense	(16)	(15)	(19)	(47)	(60)
Interest expense on effect of asset ceiling	1		1	1	1
Plan administration costs	2	2	1	6	5
Net defined benefit plan expense (income) recognized in net income	34	34	36	102	105
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1	2	3	4
Net interest (income) expense	6	6	5	18	17
Net defined benefit plan expense (income) recognized in net income	$ 7	$ 7	$ 7	$ 21	$ 21